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Fuller & Thaler Behavioral Small-Cap Equity Fund
SUMMARY SECTION FULLER & THALER BEHAVIORAL SMALL-CAP EQUITY FUND
Investment Objective
The Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Small-Cap Equity Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under “CLASSES OF SHARES” in this Prospectus.   No initial sales charge is assessed on aggregated purchases of $1 million or more in all Fuller & Thaler Funds. You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000.  The Fund also permits you to reduce the front-end sales charge you pay on A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in Fuller & Thaler Funds, as described under “CLASSES OF SHARES – A Shares” in this Prospectus.

Shareholder Fees (fees paid directly from your investments)
Shareholder Fees - Fuller & Thaler Behavioral Small-Cap Equity Fund	A Shares	C Shares	Investor Shares	Institutional Shares	R6 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	1.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Fuller & Thaler Behavioral Small-Cap Equity Fund	A Shares	C Shares	Investor Shares	Institutional Shares	R6 Shares
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none
Other Expenses	0.16%	0.12%	0.25%	0.22%	0.12%
Total Annual Fund Operating Expenses	1.01%	1.72%	1.10%	0.82%	0.72%

Example:

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - Fuller & Thaler Behavioral Small-Cap Equity Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
A Shares	672	878	1,101	1,740
C Shares	175	542	933	2,030
Investor Shares	112	350	606	1,340
Institutional Shares	84	262	455	1,014
R6 Shares	74	230	401	894

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2019 was 38% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization (“small-cap”) companies based in the U.S. (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy. The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S. The Fund defines small-cap companies as companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the largest company in the Russell 2000® index, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market(r), Nasdaq Capital Market(r), or such other securities exchanges deemed appropriate by the Adviser. Under the Adviser’s market capitalization guidelines described above, based on market capitalization data as of September 30, 2019, the market capitalization of a small cap company would be $7.39 billion or below. This dollar amount will change due to market conditions. The size of the companies included in the Russell 2000® Index will change as a result of market conditions and reconstitution of the Index.

The Fund seeks to achieve its investment objective by building a diversified portfolio of U.S. stocks in a disciplined process that applies the proprietary research of Fuller & Thaler, the Fund’s investment adviser, on the behavioral biases of other investors. Fuller & Thaler’s investment process is based on decades of research into behavioral finance. Behavioral finance is the study of how investors actually behave, as opposed to how they should behave, when making investment decisions. Professional investors are human, and like all humans, they make mistakes. Investors make mistakes because they have emotions, use imperfect rules of thumb, and have priorities beyond risk and return. Fuller & Thaler’s process identifies and exploits those mistakes. The Adviser’s analysis includes making educated predictions of when other investors – the “market” – have likely made a behavioral mistake, and in turn, have created a buying opportunity. There are two kinds of mistakes that produce buying opportunities: over-reaction and under-reaction. Investors may over-react to bad news and losses (e.g., panic) that may present opportunities in typically value-oriented stocks, or they may under-react to good news (e.g., not pay attention) that may present opportunities in typically growth-oriented stocks. At the individual stock level, Fuller & Thaler searches for events related to insider buying, earnings announcements, and other news that suggest these types of investor misbehavior (over-reaction or under-reaction) and draws from its more than 20 years of experience in analyzing events that suggest investor misbehavior. If these behaviors are present, Fuller & Thaler then proceeds to its fundamental analysis of the company. In summary, if an investor mistake is likely and the company has solid fundamentals, the portfolio managers buy the stock. The portfolio managers generally sell when they believe investor misbehavior has reversed or the firm’s fundamentals deteriorate. There is no set length of time that the Fund expects to hold a particular security. The Fund seeks to deliver similar risk characteristics to the Russell 2000® Index.

The Fund may also invest a portion of its assets in real estate investment trusts (REITs) whose investment characteristics are consistent with the Fund’s principal investment strategy. REITs are pooled investment vehicles that generally invest in income-producing real estate or real estate-related loans or interests. The Fund will generally invest in liquid REITs that are included in the Russell 2000® Index, the Fund’s benchmark index.

The Fund may also lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy.

The Fund’s portfolio is expected to have diversification with respect to sectors. The Fund typically expects to hold from 70 to 140 positions, with individual position sizes typically ranging up to 5% of the Fund’s net assets. Before trading, the portfolio managers review the portfolio’s characteristics relative to its benchmark, and may adjust position sizes to control exposures to sectors, market beta, and other characteristics.

Principal Investment Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below (in alphabetical order). Please see “Additional Information Regarding Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Behavioral Strategy Risk. When taking investment positions, Fuller & Thaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, Fuller & Thaler generally focuses on certain markers of possible under- and over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criteria; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that Fuller & Thaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

Equity Securities Risk. Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

Investment Company Risk. The Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code (“IRC”) impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as a registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Market Risk. The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real-estate related investments.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33 ⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser’s determination and the security’s price may not rise to what the Adviser believes is its full fair value.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Institutional Shares from year to year. Prior to the date of this Prospectus, the Fund’s bar chart portrayed the performance of Investor Shares from year to year. The Fund’s bar chart presentation has been modified for consistency of performance presentation across the Fuller & Thaler Fund complex. In addition, the Institutional Shares represent the class with the greatest total net assets across the Fuller & Thaler Fund complex.

The table shows the average annual returns of the Investor Shares, Institutional Shares (formerly, Select Shares) and R6 Shares (formerly, Institutional Shares), for the periods of 1 Year, 5 Years and Since Inception compared to a broad-based market index. Performance information for A Shares and C Shares will be included when those share classes have been operational for a full calendar year. A Shares and C Shares would have substantially similar annual returns to those classes presented herein because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Visit www.fullerthalerfunds.com for more current performance information.

Past performance, before and after taxes, is not necessarily predictive of future performance.

Small-Cap Equity Fund (1) Calendar Year Total Returns – Institutional Shares

(1) The Fund is the accounting successor to a series of Allianz Funds Multi-Strategy Trust, which commenced operations on September 8, 2011, and for which the Adviser served as the sole sub-adviser (the "Predecessor Fund"). In a transaction that was consummated on October 23, 2015 (the "Reorganization"), the Fund acquired the assets and liabilities of: the A, C, and D Classes of the Predecessor Fund, which became the Investor Shares of the Fund; the Class P Shares of the Predecessor Fund, which became the Institutional Shares of the Fund; and the Institutional Shares of the Predecessor Fund, which became the R6 Shares of the Fund. Accordingly, the performance results shown above in the bar chart and the average annual total returns table for periods prior to October 23, 2015 represent the performance of the Predecessor Fund and its classes. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund. In addition, the Fund's performance during the periods reflected in the bar chart and table may have been different from that of the Predecessor Fund due to some differences in their principal investment strategies.

Highest and Lowest Quarter  Returns
(for periods shown in the bar chart)

Highest	1/1/2012 – 3/31/2012	14.53%
Lowest	10/1/2018 – 12/31/2018	(18.93)%

The Fund’s Institutional Shares year-to-date return as of September 30, 2019 was 17.61%.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/2018)
Average Annual Total Returns - Fuller & Thaler Behavioral Small-Cap Equity Fund		1 Year	5 Years	Since Inception [3]
A Shares	[1],[2]	none	none	none
C Shares	[1],[2]	none	none	none
Investor Shares	[2]	(13.44%)	7.04%	13.01%
Institutional Shares	[2]	(13.17%)	7.22%	13.22%
Institutional Shares | After Taxes on Distributions	[2],[4]	(13.28%)	4.81%	10.85%
Institutional Shares | After Taxes on Distributions and Sales	[2],[4]	(7.72%)	5.00%	9.99%
R6 Shares	[2]	(13.13%)	7.37%	13.36%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	[2],[5]	(11.01%)	4.41%	11.03%
[1]	Performance for A Shares and C Shares will be included when those share classes have been operational for a full calendar year. The Fund's A Shares and C Shares would have substantially similar annual returns to those classes presented herein because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
[2]	The Fund is the accounting successor to a series of Allianz Funds Multi-Strategy Trust, which commenced operations on September 8, 2011, and for which the Adviser served as the sole sub-adviser (the "Predecessor Fund"). In a transaction that was consummated on October 23, 2015 (the "Reorganization"), the Fund acquired the assets and liabilities of: the A, C, and D Classes of the Predecessor Fund, which became the Investor Shares of the Fund; the Class P Shares of the Predecessor Fund, which became the Institutional Shares of the Fund; and the Institutional Shares of the Predecessor Fund, which became the R6 Shares of the Fund. Accordingly, the performance results shown above in the bar chart and the average annual total returns table for periods prior to October 23, 2015 represent the performance of the Predecessor Fund and its classes. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund. In addition, the Fund's performance during the periods reflected in the bar chart and table may have been different from that of the Predecessor Fund due to some differences in their principal investment strategies.
[3]	The inception date of the Fund's Institutional Shares, Investor Shares and R6 Shares is September 8, 2011. The Fund's A Shares and C Shares commenced operations on December 19, 2018.
[4]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Investor shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.
[5]	The Russell 2000® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund's portfolio. The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe and is a subset of the Russell 3000® Index. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.